Leases - Lease liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments	$ 5.8	$ 10.0
Carrying value of lease liabilities	5.2	9.9
Less: current portion of lease liabilities	(2.6)	(8.6)
Non-current portion of lease liabilities	2.6	1.3
Less than 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments	2.6	7.5
Between 1 and 3 years
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments	1.4	2.4
Between 3 and 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments	1.3	0.1
More than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments	$ 0.5	$ 0.0